Capital and financial risk management - Credit risk management credit ratings (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Capital and financial risk management
Carrying value, Financial assets	£ 2,727	£ 2,441
Credit risk
Capital and financial risk management
Carrying value, Financial assets	1,133	778
Credit risk | Standard & Poor's, AAA Rating | Moody's, Aaa Rating
Capital and financial risk management
Carrying value, Financial assets	115	10
Credit risk | Standard & Poor's, AA Rating | Moody's, Aa Rating
Capital and financial risk management
Carrying value, Financial assets	367	87
Credit risk | Standard & Poor's, A Rating | Moody's, A Rating
Capital and financial risk management
Carrying value, Financial assets	316	335
Credit risk | Standard & Poor's, BBB Rating | Moody's, Baa Rating
Capital and financial risk management
Carrying value, Financial assets	248	287
Credit risk | Standard & Poor's, BB+ Rating | Ba1 and below or unrated
Capital and financial risk management
Carrying value, Financial assets	87	59
Credit risk | Cash and cash equivalents
Capital and financial risk management
Carrying value, Financial assets	1,041	684
Credit risk | Cash and cash equivalents | Standard & Poor's, AAA Rating | Moody's, Aaa Rating
Capital and financial risk management
Carrying value, Financial assets	115	10
Credit risk | Cash and cash equivalents | Standard & Poor's, AA Rating | Moody's, Aa Rating
Capital and financial risk management
Carrying value, Financial assets	365	87
Credit risk | Cash and cash equivalents | Standard & Poor's, A Rating | Moody's, A Rating
Capital and financial risk management
Carrying value, Financial assets	229	276
Credit risk | Cash and cash equivalents | Standard & Poor's, BBB Rating | Moody's, Baa Rating
Capital and financial risk management
Carrying value, Financial assets	248	252
Credit risk | Cash and cash equivalents | Standard & Poor's, BB+ Rating | Ba1 and below or unrated
Capital and financial risk management
Carrying value, Financial assets	84	59
Credit risk | Bank balances and deposits
Capital and financial risk management
Carrying value, Financial assets	585	674
Credit risk | Bank balances and deposits | Standard & Poor's, AAA Rating | Moody's, Aaa Rating
Capital and financial risk management
Carrying value, Financial assets	22
Credit risk | Bank balances and deposits | Standard & Poor's, AA Rating | Moody's, Aa Rating
Capital and financial risk management
Carrying value, Financial assets	2	87
Credit risk | Bank balances and deposits | Standard & Poor's, A Rating | Moody's, A Rating
Capital and financial risk management
Carrying value, Financial assets	229	276
Credit risk | Bank balances and deposits | Standard & Poor's, BBB Rating | Moody's, Baa Rating
Capital and financial risk management
Carrying value, Financial assets	248	252
Credit risk | Bank balances and deposits | Standard & Poor's, BB+ Rating | Ba1 and below or unrated
Capital and financial risk management
Carrying value, Financial assets	84	59
Credit risk | Money market funds
Capital and financial risk management
Carrying value, Financial assets	456	10
Credit risk | Money market funds | Standard & Poor's, AAA Rating | Moody's, Aaa Rating
Capital and financial risk management
Carrying value, Financial assets	93	10
Credit risk | Money market funds | Standard & Poor's, AA Rating | Moody's, Aa Rating
Capital and financial risk management
Carrying value, Financial assets	363
Credit risk | Government securities
Capital and financial risk management
Carrying value, Financial assets	3
Credit risk | Government securities | Standard & Poor's, BB+ Rating | Ba1 and below or unrated
Capital and financial risk management
Carrying value, Financial assets	3
Credit risk | Derivative financial instruments
Capital and financial risk management
Carrying value, Financial assets	89	94
Credit risk | Derivative financial instruments | Standard & Poor's, AA Rating | Moody's, Aa Rating
Capital and financial risk management
Carrying value, Financial assets	2
Credit risk | Derivative financial instruments | Standard & Poor's, A Rating | Moody's, A Rating
Capital and financial risk management
Carrying value, Financial assets	£ 87	59
Credit risk | Derivative financial instruments | Standard & Poor's, BBB Rating | Moody's, Baa Rating
Capital and financial risk management
Carrying value, Financial assets		£ 35